Stock Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		32,748,194		32,693,169
Unrecognized compensation costs		$ 1,500		$ 1,700
Remaining weighted-average period		2 years		2 years
Stock compensation expense		$ 552	$ 409	$ 8,357	$ 437
Common stock, shares issued		47,898,737		47,688,096	27,079,856
Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		62.50%		62.50%
Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years	2 years		2 years
Stock compensation expense		$ 300		$ 5,700
Restricted Stock Units | Board of Director Members
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Restricted Stock Units | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Remaining vesting percentage		37.50%		37.50%
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of the stock option awards granted		$ 1.97		$ 3.98	$ 2.36
Remaining weighted-average period		2 years 2 months 12 days		2 years 1 month 6 days
Stock compensation expense		$ 200		$ 2,700
Options granted during the period		0
Time-Vested Restricted Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value of time-vested restricted stock units granted				$ 4.32	$ 4.51
2010 Plan and 2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan				4,529,673	5,717,072
2010 Plan, 2020 Plan, and 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options and RSUs issued and exercisable under the plan		4,584,840		4,529,673
Vesting period		4 years		4 years
Expiration period		10 years		10 years
2020 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation costs		$ 2,400		$ 2,500
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		11,700,568		7,822,700
Increase (decrease) in percentage of number of shares reserved for future issuance		5.00%		5.00%
2023 ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future issuance		1,422,309		1,422,309
Percentage of price lower of fair value market value		85.00%		85.00%
Percentage of employees compensation to payroll deductions		15.00%		15.00%
Percentage of diluted shares outstanding		1.00%		1.00%
Common stock, shares issued		0		0
2023 ESPP | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares issued		1,600,000		1,600,000